Summary of Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets	Dec. 31, 2023
Trademarks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Licensed copyrights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years